CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 483,003	$ 69,069	¥ 986,323
Restricted cash	648,450	92,727	520,588
Short-term investments	530,668	75,885	1,612,619
Accounts receivable, net of allowance of RMB28,772 and RMB46,616 (US$6,666) as of December 31, 2024 and 2025, respectively	1,260,464	180,244	716,206
Current contract assets	806,916	115,387	619,436
Amount due from related parties	¥ 209	$ 30	¥ 257
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expense and other assets	¥ 251,084	$ 35,905	¥ 182,641
Total current assets	3,980,794	569,247	4,638,070
Non-current assets
Non-current contract assets	295,516	42,258	153,749
Property, equipment and software, net	255,698	36,564	240,024
Intangible assets, net	177,140	25,331	153,011
Long-term investments	2,284,102	326,622	1,114,160
Right of use assets, net	23,955	3,426	46,872
Deferred tax assets	2,870	410	27,028
Goodwill	80,751	11,547	80,751
Total non-current assets	3,120,032	446,158	1,815,595
Total assets	7,100,826	1,015,405	6,453,665
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB253 and RMB1 as of December 31, 2024 and 2025, respectively)	¥ 9,324	$ 1,333	¥ 10,616
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Insurance premium payables (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB537,344 and RMB684,800 as of December 31, 2024 and 2025, respectively)	¥ 684,800	$ 97,925	¥ 537,344
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB534,932 and RMB729,682 as of December 31, 2024 and 2025, respectively)	1,140,448	163,082	704,035
Short-term loans	47,000	6,721	198,373
Current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB13,232 and RMB8,751 as of December 31, 2024 and 2025, respectively)	10,888	1,557	34,573
Total current liabilities	1,892,460	270,618	1,484,941
Non-current liabilities
Non-current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB6,247 and RMB12,053 as of December 31, 2024 and 2025, respectively)	12,640	1,807	10,971
Deferred tax liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB83,760 and RMB43,374 as of December 31, 2024 and 2025, respectively)	43,798	6,263	84,185
Total non-current liabilities	56,438	8,070	95,156
Total liabilities	1,948,898	278,688	1,580,097
Commitments and contingencies (Note 21)
Redeemable non-controlling interests			76,133
Shareholders' equity
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,822,868,761 and 2,806,929,941 Class A ordinary shares outstanding as of December 31, 2024 and 2025, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	143	21	139
Treasury stock	(16)	(2)	(15)
Additional paid-in capital	6,733,696	962,906	6,832,214
Accumulated other comprehensive income	43,622	6,238	159,550
Accumulated deficit	(1,625,517)	(232,446)	(2,194,453)
Total shareholders' equity	5,151,928	736,717	4,797,435
Total liabilities, mezzanine equity and shareholders' equity	¥ 7,100,826	$ 1,015,405	¥ 6,453,665